Restructuring Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 2	$ 0
Restructuring Reserve, Period Increase (Decrease)	13
Restructuring Reserve, Accrual Adjustment	0
Payments for Restructuring	(11)
Restructuring Reserve, Foreign Currency Translation Gain (Loss)	0
Restructuring and other asset-related charges (benefit)	50
Inventory related charges [Member] | Cost of Services [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other asset-related charges (benefit)	37
Other exit costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other asset-related charges (benefit)	6
Other exit costs [Member] | Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other asset-related charges (benefit)	3
Discrete charge under ASC 712 [Member] | Severance and other employee related charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other asset-related charges (benefit)	2
Severance charge under ASC 420 [Member] | Severance and other employee related charges [Member]
Restructuring Cost and Reserve [Line Items]
Payments for Restructuring	(3)
Restructuring and other asset-related charges (benefit)	$ 5